Note 7 - Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
Expected term (years)	7
Expected volatility	55%
Risk-free interest rate	2%
Dividend rate	—

Expected term (years)	7
Expected volatility	55%
Risk-free interest rate	2.0%
Dividend rate	—

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value
Balance at December 31, 2018	7,954	$1,707.30	7.69	$—
Options expired	(433)	$3,015.01
Options forfeited	(105)	$1,929.52
Balance at September 30, 2019	7,416	$1,316.32	7.05	$—

Exercisable at September 30, 2019	7,181	$1,300.40	7.05	$—

Vested and expected to vest at September 30, 2019	7,416	$1,316.32	7.05	$—

	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Intrinsic Value (in thousands)
Balance at December 31, 2017	7,664	$2,917.30		$—
Options granted	3,100	$16.70
Options exercised	—	$—
Options expired	(2,551)	$2,725.80
Options forfeited	(259)	$3,493.70
Balance at December 31, 2018	(7,954)	$1,707.30	7.69	$—

Exercisable at December 31, 2018	(4,330)	$2,469.70	6.41	—

Vested and expected to vest at December 31, 2018	(7,954)	$1,707.30	7.69	$—

Share-based Payment Arrangement, Restricted Stock Unit, Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term
Awards outstanding at December 31, 2018	294,066	$17.34	3.1
Awarded	764,151	$1.24
Released	(96,444)	$17.86
Forfeited	(20,205)	$20.46
Awards outstanding at September 30, 2019	941,568	$4.15	2.0

		Weighted Average	Weighted Average
		Grant Date	Remaining
	Number of	Fair	Contractual
	Shares	Value	Term

Awards outstanding at December 31, 2017	509	$2,377.80	2.87
Awarded	297,753	$15.00
Released	(128)	$2,739.70
Forfeited	(4,068)	$59.70
Awards outstanding at December 31, 2018	294,066	$17.34	3.09